April 28, 2017

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc.

(File Nos. 333-193627 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 4 (the “Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 5 under the Investment Company Act of 1940.

The Staff provided comments via telephone on April 13, 2017 to the Post-Effective Amendment which was filed on February 27, 2017, pursuant to Rule 485(a). The responses to these Staff comments were filed as correspondence with the Commission on April 19, 2017. The Staff provided additional comments to the correspondence filing via telephone on April 24, 2017. Our responses to these comments are listed below and the references reflect the item numbers from the April 19, 2017 correspondence filing.

Item 4. Be consistent in the wording of between the reference to the trust in new name of the Emerging Markets Equity Portfolio and the trust for the former name of the trust and fund and that the references for the Ivy Funds on the cover page are consistent with the list in the “VARIABLE INVESTMENT OPTIONS” section.

Response: The new language for the Emerging Markets Equity Portfolio and the Ivy Funds has been revised to read:

Morgan Stanley Variable Insurance Fund, Inc. (Class II) – Emerging Markets Equity Portfolio formerly The Universal Institutional Funds, Inc., UIF Emerging Markets Equity Portfolio (Class II)

Ivy VIP Global Bond formerly Ivy Funds VIP Global Bond

Ivy VIP High Income formerly Ivy Funds VIP High Income

Item 10. Confirm that there is no change to the charge for the Return of Premium Death Benefit rider.

Response: There is no change to the charge for the Return of Premium Death Benefit rider.

Item 14. Revise new disclosure in response to read as follows: “The prospectus describes all material features of the contract including any material variations and any material state variations and should be read carefully with your contract.”

Response: Done

Item 19. Carve out the Guardian Variable Products Trust from the disclosure appearing before the footnote in the “TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES” section.

Response: The sentence has been replaced in its entirety with the following: “The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC, except Guardian Variable Products Trust.”

Item 26. Renumber the footnotes to the funds so that the same footnote is used for all funds with the same footnote.

Response: Done.

Item 27. Delete “Chargeable Premium, surrender charges, and the” from the Response.

Response: Done.

Item 35. Simplify last sentence of proposed paragraph explaining the impact of duration on amount of annuity payments.

Response: The proposed language has been revised to read as follows: “A longer duration results in a smaller payment and a shorter duration results in a larger payment.”

Item 37. Make sure all references to Chargeable Premium and surrender charges are deleted from disclosure are deleted.

Response: Done

Item 39. Since no change is being made to the charge for the Return of Premium Death Benefit rider go back to original disclosure.

Response: Done.

Item 41. Confirm that the disclosure being added lines up correctly with the document.

Response: Confirmed.

Item 45. Bold both statements referenced in Response (c), (d) and (e).

Response: Done.

Item 46. Bold first full paragraph on page 48.

Response: Done.

This Amendment incorporates the responses to the Staff comments. This Amendment also includes all exhibits, financial statements, non-material changes and other required disclosure that was not included in Post-Effective Amendment No. 4.

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above. Please call the undersigned at (212) 598-8714 with any comments or questions concerning this filing.

Very truly yours,

/s/ Patrick Ivkovich
Patrick Ivkovich

Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

Phone: 212-598-8714

Facsimile: 212-919-2691

E-mail: Patrick_ivkovich@glic.com